Borrowings (Details) - Schedule of Short-Term Bank Loans		6 Months Ended		12 Months Ended
		Mar. 31, 2024 USD ($)		Sep. 30, 2023 USD ($)		Mar. 31, 2024 CNY (¥)		Sep. 30, 2023 CNY (¥)
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 7,264,299		$ 7,879,608
Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				1,644,737				¥ 12,000,000
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 2,631,470	[1]	$ 2,604,167	[2]	¥ 19,000,000	[1]	¥ 19,000,000	[2]
Issuance Date		Jul. 21, 2023	[1]	Jul. 21, 2023	[2]
Expiration Date		Jul. 01, 2024	[1]	Jul. 01, 2024	[2]
Interest		3.70%	[1]	3.70%	[2]	3.70%	[1]	3.70%	[2]
Bank of Nanjing One [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 138,498	[1]	$ 137,061	[2]	¥ 1,000,000	[1]	¥ 1,000,000	[2]
Issuance Date		Jul. 21, 2023	[1]	Jul. 21, 2023	[2]
Expiration Date		Jul. 01, 2024	[1]	Jul. 01, 2024	[2]
Interest		3.70%	[1]	3.70%	[2]	3.70%	[1]	3.70%	[2]
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 553,994	[1]	$ 548,246	[2]	¥ 4,000,000	[1]	¥ 4,000,000	[2]
Issuance Date		Jul. 27, 2023	[1]	Jul. 27, 2023	[2]
Expiration Date		Jul. 25, 2024	[1]	Jul. 25, 2024	[2]
Interest		3.42%	[1]	3.42%	[2]	3.42%	[1]	3.42%	[2]
Bank of China One [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 553,994	[1]	$ 274,123	[2]	¥ 4,000,000	[1]	¥ 2,000,000	[2]
Issuance Date		Jul. 26, 2023	[1]	Jul. 27, 2023	[2]
Expiration Date		Jul. 24, 2024	[1]	Feb. 26, 2024	[2]
Interest		3.42%	[1]	3.42%	[2]	3.42%	[1]	3.42%	[2]
Bank of Ningbo [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 1,384,984	[1]	$ 1,370,613		¥ 10,000,000	[1]	¥ 10,000,000
Issuance Date		Jun. 21, 2023	[1]	Jun. 21, 2023
Expiration Date		Jun. 20, 2024	[1]	Jun. 15, 2024
Interest		4.55%	[1]	4.55%		4.55%	[1]	4.55%
Bank of Jiangsu [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 692,492	[1]	$ 685,307		¥ 5,000,000	[1]	¥ 5,000,000
Issuance Date		Aug. 15, 2023	[1]	Aug. 15, 2023
Expiration Date		Aug. 14, 2024	[1]	Aug. 14, 2024
Interest		4.05%	[1]	4.05%		4.05%	[1]	4.05%
Bank of Jiangsu One [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 415,495	[1]	$ 411,184		¥ 3,000,000	[1]	¥ 3,000,000
Issuance Date		Aug. 15, 2023	[1]	Aug. 15, 2023
Expiration Date		Aug. 14, 2024	[1]	Aug. 13, 2024
Interest		4.05%	[1]	4.05%		4.05%	[1]	4.05%
Bank of Bei Jing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 1,384,984				¥ 10,000,000
Issuance Date	[1]	Apr. 28, 2023
Expiration Date	[1]	Apr. 27, 2024
Interest	[1]	3.65%				3.65%
Bank of Communications [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 830,990		$ 1,233,553		¥ 6,000,000		¥ 9,000,000
Issuance Date		Nov. 24, 2023		Jun. 29, 2023
Expiration Date		Nov. 23, 2024		Jun. 28, 2024
Interest		4.35%		3.70%		4.35%		3.70%
Postal Savings Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 2,769,968				¥ 20,000,000
Issuance Date	[1]	Jan. 02, 2024
Expiration Date	[1]	Dec. 31, 2024
Interest	[1]	3.45%				3.45%
Bank of Communication One [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 1,246,486				¥ 9,000,000
Issuance Date	[1]	Jun. 29, 2023
Expiration Date	[1]	Jun. 28, 2024
Interest	[1]	3.70%				3.70%
Bank of China Two [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 415,495	[1]	$ 548,246	[2]	¥ 3,000,000	[1]	¥ 4,000,000	[2]
Issuance Date		Jan. 23, 2024	[1]	Jul. 26, 2023	[2]
Expiration Date		Jun. 30, 2024	[1]	Jul. 25, 2024	[2]
Interest		3.05%	[1]	3.42%	[2]	3.05%	[1]	3.42%	[2]
Bank of Cheng Du [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 692,492				¥ 5,000,000
Issuance Date	[1]	Jul. 25, 2023
Expiration Date	[1]	Jul. 24, 2024
Interest	[1]	5.65%				5.65%
Bank of China Three [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 1,384,984	[1]	$ 1,370,614	[2]	¥ 10,000,000	[1]	¥ 10,000,000	[2]
Issuance Date		Aug. 21, 2023	[1]	Jun. 29, 2023	[2]
Expiration Date		Aug. 21, 2024	[1]	Jan. 28, 2024	[2]
Interest		5.55%	[1]	3.65%	[2]	5.55%	[1]	3.65%	[2]
Chengdu Rural Commercial Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 1,384,984				¥ 10,000,000
Issuance Date	[1]	Dec. 22, 2023
Expiration Date	[1]	Dec. 21, 2024
Interest	[1]	3.55%				3.55%
China Construction Bank [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[1]	$ 692,492				¥ 5,000,000
Issuance Date	[1]	Mar. 11, 2024
Expiration Date	[1]	Mar. 10, 2025
Interest	[1]	3.95%				3.95%
Bank of Zijin Rural Commercial [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[3]	$ 276,997				¥ 2,000,000
Issuance Date	[3]	Mar. 29, 2023
Expiration Date	[3]	Mar. 28, 2025
Interest	[3]	4.35%				4.35%
Bank of Zijin Rural Commercial One [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[4]	$ 657,867				¥ 4,750,000
Issuance Date	[4]	Mar. 03, 2023
Expiration Date	[4]	Mar. 03, 2025
Interest	[4]	4.35%				4.35%
Bank of Zijin Rural Commercial Two [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[4]	$ 727,116				¥ 5,250,000
Issuance Date	[4]	Jan. 31, 2023
Expiration Date	[4]	Jan. 20, 2025
Interest	[4]	4.35%				4.35%
Short-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount		$ 18,835,782		$ 16,036,184		¥ 136,000,000		¥ 117,000,000
Agricultural Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 1,370,614				¥ 10,000,000
Issuance Date				Nov. 09, 2022
Expiration Date				Nov. 01, 2023
Interest				3.65%				3.65%
Bank of Beijing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount				$ 1,370,614				¥ 10,000,000
Issuance Date				Apr. 28, 2023
Expiration Date				Apr. 27, 2024
Interest				3.65%				3.65%
Bank of Nanjing Two [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 685,307				¥ 5,000,000
Issuance Date	[2]			May 17, 2023
Expiration Date	[2]			Nov. 14, 2023
Interest	[2]			3.80%				3.80%
Agricultural Bank of China One [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 1,370,614				¥ 10,000,000
Issuance Date	[2]			Jan. 01, 2023
Expiration Date	[2]			Jan. 01, 2024
Interest	[2]			3.65%				3.65%
Bank of Chengdu [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 685,307				¥ 5,000,000
Issuance Date	[2]			Jul. 25, 2023
Expiration Date	[2]			Jul. 24, 2024
Interest	[2]			5.65%				5.65%
Bank of China Four [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[2]			$ 1,370,614				¥ 10,000,000
Issuance Date	[2]			Aug. 21, 2023
Expiration Date	[2]			Aug. 21, 2024
Interest	[2]			5.55%				5.55%
Bank of Zijin Rural Commercial [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[5]			$ 274,123				¥ 2,000,000
Issuance Date	[5]			Mar. 29, 2023
Expiration Date	[5]			Mar. 28, 2025
Interest	[5]			4.35%				4.35%
Bank of Zijin Rural Commercial One [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[6]			$ 651,042				¥ 4,750,000
Issuance Date	[6]			Mar. 03, 2023
Expiration Date	[6]			Mar. 03, 2025
Interest	[6]			4.35%				4.35%
Bank of Zijin Rural Commercial Two [Member] | Long-Term Debt [Member]
Schedule of Short-Term Bank Loans [Line Items]
Amount	[6]			$ 719,572				¥ 5,250,000
Issuance Date	[6]			Jan. 31, 2023
Expiration Date	[6]			Jan. 20, 2025
Interest	[6]			4.35%				4.35%

[1]	As of March 31, 2024 a total of $13,018,850 short-term loans were guaranteed by, or pledged by the personal assets owned by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2024.
[2]	As of September 30, 2023, a total of $9,594,299 short term bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.
[3]	As of March 31, 2024, a total of $276,997 bank loans were obtained through pledging a fixed certificate of deposit worth $306,081, of which $306,081 is included in the restricted cash.
[4]	As of March 31, 2024, a total of $1,384,984 long-term bank loans were guaranteed by, or pledged by the personal assets owned by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2024.
[5]	As of September 30, 2023, a total of $274,123 bank loans were obtained through pledging a fixed certificate of deposit worth $302,906, of which $302,906 is included in the restricted cash.
[6]	As of September 30, 2023, a total of $1,370,614 long term bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2023.